SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segmented Information Tables Abstract
Schedule of Condensed Consolidated Interim Statements of Operations

	2018	2017	2016

Silver	$17,259	$20,159	$23,641
Copper	12,996	8,227	9,593
Gold	9,866	10,131	7,508
Penalties, treatment costs and refining charges	(6,005)	(5,158)	(6,050)
Total revenue from mining operations	$34,116	$33,359	$34,692

Schedule of revenues from customers

	2018	2017	2016

Customer #1	$23,314	$24,845	$23,833
Customer #2	1,547	7,452	6,319
Customer #3	344	-	-
Customer #4	321	1,062	4,540
Customer #5	519	-	-
Customer #6	8,071	-	-
Total revenue from mining operations	$34,116	$33,359	$34,692

Schedule of Geographical Information of company’s non-current assets

	December 31, 2018	December 31, 2017	January 1, 2017

Exploration and evaluation assets - Mexico	$9,692	$9,034	$7,979
Exploration and evaluation assets - Canada	37,089	34,304	22,813
Total exploration and evaluation assets	$46,781	$43,338	$30,792

	December 31, 2018	December 31, 2017	January 1, 2017

Plant, equipment, and mining properties - Mexico	$36,484	$28,834	$24,578
Plant, equipment, and mining properties - Canada	2,259	3,324	3,498
Total plant, equipment, and mining properties	$38,743	$32,158	$28,076